STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Statement Of Cash Flows Complementary Information
Schedule of adjustments to reconcile net profit (loss) to cash flows generated by operating activities

	Note	12.31.2022	12.31.2021	12.31.2020
Income tax	10.5	124	77	35
Accrued interest		185	141	132
Depreciations and amortizations	9 and 10.2	212	205	205
Share of profit of joint ventures and associates	5.2.2	(105)	(117)	(85)
Results for property, plant and equipment sale	10.3	(2)	(1)	-
Result for intangibles assets sale	10.3	(2)	(2)	-
Impairment of property, plant and equipment, intangible assets and inventories	10.1, 10.2 and 10.4	38	4	139
Impairment of financial assets		8	2	9
Result from measurement at present value	10.4	14	1	(2)
Changes in the fair value of financial instruments		(94)	24	(19)
Exchange differences, net		(85)	(3)	(14)
Result from exchange of corporate bonds	10.4	14	-	-
Result from repurchase of corporate bonds	10.4	(6)	-	(38)
Readjustment of investment plan	10.3	9	-	-
Compensation for arbitration award	10.3	(37)	-	-
Recovery of tax charges	10.3	-	(2)	-
Provision for contingecies, net	10.3	4	3	2
Provision for environmental remediation	10.3	-	15	-
Accrual of defined benefit plans	9 and 10.2	14	11	11
Dividends received	10.3	-	-	(1)
Compensation agreements	10.1 and 10.2	19	2	1
Other		(3)	5	5
Adjustments to reconcile net profit to cash flows from operating activities		307	365	380

Schedule of changes in operating assets and liabilities

	12.31.2022	12.31.2021	12.31.2020
(Increase) Decrease in trade receivables and other receivables	(233)	(41)	19
Increase in inventories	(21)	(40)	(6)
Increase in trade payables and other payables	70	43	3
Increase (Decrease) in salaries and social security payable	15	8	(1)
Decrease in defined benefit plans	(3)	(2)	(2)
Increase (Decrease) in tax liabilities	36	(5)	(20)
Decrease in provisions	(1)	(3)	(5)
Income tax paid	(2)	(13)	(5)
Payments from derivative financial instruments, net	(6)	(12)	(5)
Changes in operating assets and liabilities	(145)	(65)	(22)

Schedule of significant non-cash transactions

	12.31.2022	12.31.2021	12.31.2020
Acquisition of property, plant and equipment through an increase in trade payables	(75)	(51)	(8)
Borrowing costs capitalized in property, plant and equipment	(11)	-	(10)
Acquisition of subsidiary by delivering financial assets at fair value through profit and loss	(35)	-	-
Receivables from sales of companies pending collection	-	40	-
Receivables for acquisition of subsidiary	7	-	-
Increase in investments in associates through a decrease in other receivables	-	(20)	-
Increase in right-of-use assets through an increase in other liabilities	(1)	(7)	-
Dividends pending collection	-	2	20
Compensation of loans through dividends assignment	-	-	12
Decrease on well abandonment provision, net, through property, plant and equipment	(1)	(1)	(3)